UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street,
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 23.9%
AUSTRALIA - 3.4%
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/2014	$543,611
		DnB NOR Boligkreditt,
AUD	500	6.25%, 06/08/2016	554,243
		Kommunalbanken AS,
AUD	600	6.00%, 10/21/2014	652,403
		National Capital Trust III,
AUD	500	4.02%, 09/30/2016 (a)(b)(c)	481,727
		St. George Bank Ltd.,
AUD	1,500	10.00%, 05/09/2013 (a)(b)	1,590,900
		Wesfarmers Ltd.,
AUD	500	8.25%, 09/11/2014	558,831

			4,381,715

BRAZIL - 1.4%
		Banco do Brasil SA,
USD	300	6.25%, 04/15/2024 (a)(b)(c)(d)	297,750
		Banco do Estado do Rio Grande do Sul,
USD	200	7.38%, 02/02/2022 (d)	220,000
		Odebrecht Finance Ltd.,
USD	220	7.50%, 09/14/2015 (b)(c)(d)	237,050
		OGX Petroleo e Gas Participacoes SA,
USD	400	8.50%, 06/01/2015 (b)(d)	373,000
		QGOG Constellation SA,
USD	200	6.25%, 11/09/2016 (b)(d)	211,000
		Vale Overseas Ltd.,
USD	220	4.38%, 01/11/2022 (b)	227,226
		Virgolino de Oliveira Finance Ltd.,
USD	200	11.75%, 02/09/2017 (b)(d)	211,500

			1,777,526

CHILE - 0.2%
		Automotores Gildemeister SA,
USD	300	6.75%, 01/15/2018 (b)(d)	310,500

CHINA - 0.8%
		China Overseas Finance Cayman Island II Ltd.,
USD	300	5.50%, 11/10/2020 (b)(d)	334,452
		Country Garden Holdings Co. Ltd.,
USD	200	11.13%, 02/23/2015 (b)(d)	225,500
		Texhong Textile Group Ltd.,
USD	200	7.63%, 01/19/2016 (b)(d)	204,000
		Yancoal International Resources Development Co. Ltd.,
USD	200	5.73%, 05/16/2022 (d)	202,059

			966,011

CROATIA - 0.2%
		Hrvatska Elektroprivreda,
USD	200	6.00%, 11/09/2017 (d)	214,200

DOMINICAN REPUBLIC - 0.2%
		AES Andres Dominicana Ltd.,
USD	250	9.50%, 11/12/2015 (b)(d)	275,000

EGYPT - 0.4%
		African Export-Import Bank,
USD	500	5.75%, 07/27/2016	541,975

EL SALVADOR - 0.2%
		Telemovil Finance Co. Ltd.,
USD	300	8.00%, 10/01/2014 (b)(d)	324,000

GEORGIA - 0.2%
		Georgian Oil and Gas Corp.,
USD	250	6.88%, 05/16/2017 (d)	261,250

GUATEMALA - 0.3%
		Industrial Subordinated Trust,
USD	300	8.25%, 07/27/2021 (d)	334,500

INDONESIA - 0.3%
		Adaro Indonesia PT,
USD	100	7.63%, 10/22/2014 (b)(d)	110,000
		Indosat Palapa Co. BV,
USD	200	7.38%, 07/29/2015 (b)(d)	225,000

			335,000

KAZAKHSTAN - 0.4%
		Kazakhstan Temir Zholy Finance BV,
USD	200	6.95%, 07/10/2042 (d)	249,500
		Zhaikmunai LP Via Zhaikmunai International BV,
USD	310	7.13%, 11/13/2016 (b)(d)	332,475

			581,975

MALAYSIA - 0.1%
		PETRONAS Capital Ltd.,
USD	110	7.88%, 05/22/2022 (d)	155,025

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
MEXICO - 2.3%
		Alpek SA de CV,
USD	200	4.50%, 11/20/2022 (b)(d)	$206,500
		Bank of New York Mellon SA Institucion de Banca Multiple,
USD	440	9.63%, 05/02/2018 (b)(d)	435,476
		BBVA Bancomer SA,
USD	250	6.75%, 09/30/2022 (b)(d)	291,250
		Cemex Finance LLC,
USD	200	9.38%, 10/12/2017 (b)(d)	226,000
		Desarrolladora Homex SAB de CV,
USD	200	9.75%, 03/25/2016 (b)(d)	208,000
		Pemex Project Funding Master Trust,
USD	230	5.75%, 03/01/2018 (b)	265,075
		Pemex Project Funding Master Trust,
USD	350	6.63%, 06/15/2035 (b)	422,625
		Pemex Project Funding Master Trust,
USD	240	6.63%, 06/15/2038 (b)	289,800
		Petroleos Mexicanos,
USD	460	6.50%, 06/02/2041 (b)	541,650

			2,886,376

NEW ZEALAND - 4.6%
		Deutsche Bank AG,
NZD	2,000	3.56%, 06/16/2013 (a)(b)	1,637,850
		General Electric Capital Corp.,
NZD	1,000	6.75%, 09/26/2016	909,399
		International Finance Corp.,
NZD	3,800	4.63%, 05/25/2016	3,309,694

			5,856,943

NIGERIA - 0.2%
		Access Finance BV,
USD	250	7.25%, 07/25/2017 (d)	266,211

PERU - 0.4%
		Banco de Credito del Peru,
USD	330	4.75%, 03/16/2016 (b)(d)	350,625
		Corp. Azucarera del Peru SA,
USD	150	6.38%, 08/02/2017 (b)(d)	161,250

			511,875

RUSSIA - 3.9%
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	200	7.75%, 04/28/2021 (d)	230,600
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	350	7.88%, 09/25/2017 (d)	396,375
		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.,
USD	300	5.13%, 12/12/2017 (d)	308,250
		Evraz Group SA,
USD	200	7.40%, 04/24/2017 (b)(d)	215,500
		Gazprom Neft OAO Via GPN Capital SA,
USD	200	4.38%, 09/19/2022 (d)	200,800
		Home Credit & Finance Bank OOO Via Eurasia Capital SA,
USD	380	9.38%, 04/24/2018 (a)(b)(d)	408,956
		OJSC Novolipetsk Steel via Steel Funding Ltd.,
USD	200	4.95%, 09/26/2019 (d)	202,870
		Russian Agricultural Bank OJSC Via RSHB Capital SA,
RUB	8,600	7.50%, 03/25/2013 (d)	286,980
		RZD Capital Ltd.,
USD	107	5.74%, 04/03/2017	118,074
		RZD Capital Ltd.,
RUB	38,300	8.30%, 04/02/2019 (d)	1,336,774
		Sberbank of Russia Via SB Capital SA,
USD	300	6.13%, 02/07/2022 (d)	342,387
		Sibur Securities Ltd.,
USD	200	3.91%, 01/31/2018 (d)	199,033
		Vimpel Communications OJSC Via VIP Finance Ireland Ltd,
USD	250	9.13%, 04/30/2018 (d)	296,875
		VTB Bank OJSC Via VTB Capital SA,
USD	180	6.55%, 10/13/2020 (d)	199,080
		VTB Bank OJSC Via VTB Capital SA,
USD	200	6.88%, 05/28/2013 (b)(d)	222,500

			4,965,054

SUPRANATIONAL - 1.9%
		European Bank for Reconstruction & Development,
INR	58,500	5.25%, 02/07/2014	1,098,181
		International Bank for Reconstruction & Development,
NZD	1,500	7.50%, 07/30/2014	1,340,194

			2,438,375

TURKEY - 0.6%
		Turkiye Is Bankasi,
USD	200	6.00%, 10/24/2022 (d)	210,000
		Turkiye Vakiflar Bankasi Tao,
USD	200	6.00%, 11/01/2022 (d)	208,130
		Yasar Holdings SA Via Willow No. 2,
USD	300	9.63%, 10/07/2013 (b)(d)	312,750

			730,880

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
UKRAINE - 0.5%
		Metinvest BV,
USD	270	10.25%, 05/20/2015 (d)	$285,525
		MHP SA,
USD	370	10.25%, 04/29/2015 (b)(d)	388,500

			674,025

UNITED ARAB EMIRATES - 1.1%
		Abu Dhabi National Energy Co.,
USD	200	3.63%, 01/12/2023 (d)	199,000
		Dubai Electricity & Water Authority,
USD	970	7.38%, 10/21/2020 (d)	1,183,400

			1,382,400

VENEZUELA - 0.3%
		Petroleos de Venezuela SA,
USD	340	8.50%, 11/02/2017 (b)(d)	333,200

Total Corporate Bonds - 23.9% (cost $28,008,201)			30,504,016

GOVERNMENT BONDS - 102.3%
ARGENTINA - 0.5%
		Republic of Argentina,
USD	590	7.00%, 09/12/2013	576,529

AUSTRALIA - 25.5%
		Australia Government Bond,
AUD	700	4.75%, 04/21/2027	803,868
		Australia Government Bond,
AUD	900	5.50%, 01/21/2018	1,046,834
		Australia Government Bond,
AUD	2,910	5.50%, 04/21/2023	3,564,197
		Australia Government Bond,
AUD	4,600	5.75%, 05/15/2021	5,641,752
		Australia Government Bond,
AUD	2,700	5.75%, 07/15/2022	3,346,095
		Australia Government Bond,
AUD	7,170	5.75%, 07/15/2022	8,885,741
		New South Wales Treasury Corp.,
AUD	2,000	6.00%, 04/01/2015	2,212,981
		Queensland Treasury Corp.,
AUD	1,600	6.00%, 06/14/2021 (e)	1,908,190
		Treasury Corp. of Victoria,
AUD	3,400	5.75%, 11/15/2016	3,854,830
		Treasury Corp. of Victoria,
AUD	1,115	6.00%, 06/15/2020	1,320,363

			32,584,851

BRAZIL - 2.0%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	4,501	10.00%, 01/01/2017	2,353,758
		Brazilian Government International Bond,
USD	150	5.63%, 01/07/2041 (b)	181,275

			2,535,033

CANADA - 14.2%
		Canadian Government Bond,
CAD	2,000	8.00%, 06/01/2023	3,108,121
		Canadian Government Bond,
CAD	2,000	9.00%, 06/01/2025	3,471,145
		Canadian Government Bond,
CAD	3,000	10.25%, 03/15/2014	3,309,805
		Hydro Quebec,
CAD	2,000	9.63%, 07/15/2022	3,075,396
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 05/26/2025	766,678
		Province of British Columbia Canada,
CAD	2,200	8.50%, 08/23/2013	2,294,825
		Province of New Brunswick,
CAD	2,000	7.75%, 01/13/2014	2,117,506

			18,143,476

COLOMBIA - 0.2%
		Colombia Government International Bond,
USD	240	7.38%, 03/18/2019	308,760

COSTA RICA - 0.2%
		Costa Rica Government International Bond,
USD	250	4.25%, 01/26/2023 (d)	256,250

CROATIA - 0.8%
		Croatia Government International Bond,
USD	500	6.25%, 04/27/2017 (d)	550,000
		Croatia Government International Bond,
USD	320	6.63%, 07/14/2020 (d)	366,400
		Croatia Government International Bond,
USD	100	6.75%, 11/05/2019 (d)	114,700

			1,031,100

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
DOMINICAN REPUBLIC - 0.5%
		Dominican Republic International Bond,
USD	160	7.50%, 05/06/2021 (d)	$182,400
		Dominican Republic International Bond,
USD	400	8.63%, 04/20/2027 (d)	490,000

			672,400

HUNGARY - 0.9%
		Hungary Government Bond,
HUF	132,000	7.00%, 06/24/2022	641,219
		Hungary Government Bond,
HUF	31,000	7.75%, 08/24/2015	151,749
		Hungary Government Bond,
HUF	83,000	8.00%, 02/12/2015	405,526

			1,198,494

LATVIA - 0.5%
		Republic of Latvia,
USD	600	2.75%, 01/12/2020 (d)	586,500

MALAYSIA - 1.2%
		Malaysia Government Bond,
MYR	850	3.21%, 05/31/2013	273,706
		Malaysia Government Bond,
MYR	3,600	4.01%, 09/15/2017	1,197,059

			1,470,765

MEXICO - 2.8%
		Mexico Fixed Rate Bonds,
MXN	3,000	7.25%, 12/15/2016	257,356
		Mexico Fixed Rate Bonds,
MXN	2,700	7.50%, 06/03/2027	252,877
		Mexico Fixed Rate Bonds,
MXN	6,600	8.00%, 12/17/2015	566,580
		Mexico Fixed Rate Bonds,
MXN	3,350	8.00%, 12/07/2023	325,450
		Mexico Government International Bond,
USD	1,780	6.05%, 01/11/2040 (b)	2,229,450

			3,631,713

MONGOLIA - 0.6%
		Mongolia Government International Bond,
USD	300	4.13%, 01/05/2018 (d)	292,500
		Mongolia Government International Bond,
USD	450	5.13%, 12/05/2022 (d)	432,000

			724,500

NEW ZEALAND - 20.4%
		New Zealand Government Bond,
NZD	900	5.00%, 03/15/2019	829,381
		New Zealand Government Bond,
NZD	8,460	5.50%, 04/15/2023	8,167,275
		New Zealand Government Bond,
NZD	7,150	6.00%, 04/15/2015	6,429,480
		New Zealand Government Bond,
NZD	1,700	6.00%, 12/15/2017	1,617,467
		New Zealand Government Bond,
NZD	8,305	6.00%, 05/15/2021	8,185,814
		Province of Manitoba,
NZD	1,000	6.38%, 09/01/2015	895,525

			26,124,942

NIGERIA - 1.3%
		Nigeria Government Bond,
NGN	229,000	15.10%, 04/27/2017	1,664,130

PAKISTAN - 0.1%
		Pakistan Government International Bond,
USD	100	6.88%, 06/01/2017 (d)	89,750

PERU - 0.7%
		Peru Government Bond,
PEN	1,850	7.84%, 08/12/2020	902,273

PHILIPPINES - 0.9%
		Philippine Government International Bond,
USD	850	6.38%, 10/23/2034	1,134,750
		Philippine Government International Bond,
USD	40	8.38%, 06/17/2019	54,350

			1,189,100

POLAND - 0.1%
		Poland Government Bond,
PLN	450	5.75%, 09/23/2022	167,607

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
ROMANIA - 0.9%
		Romanian Government International Bond,
USD	900	6.75%, 02/07/2022 (d)	$1,083,582

RUSSIA - 0.5%
		Russian Foreign Bond - Eurobond,
USD	500	5.00%, 04/29/2020 (d)	569,375
		Vnesheconombank Via VEB Finance PLC,
USD	100	6.80%, 11/22/2025 (d)	121,250

			690,625

SERBIA - 1.2%
		Republic of Serbia,
USD	200	5.25%, 11/21/2017 (d)	210,000
		Republic of Serbia,
USD	1,150	7.25%, 09/28/2021 (d)	1,336,875

			1,546,875

SOUTH AFRICA - 4.0%
		Eskom Holdings Ltd.,
USD	920	5.75%, 01/26/2021 (b)(d)	1,016,600
		South Africa Government Bond,
ZAR	3,900	7.00%, 02/28/2031	399,021
		South Africa Government Bond,
ZAR	5,090	10.50%, 12/21/2026	723,803
		South Africa Government Bond,
ZAR	19,800	13.50%, 09/15/2015	2,648,048
		South Africa Government International Bond,
USD	160	5.50%, 03/09/2020	184,200
		South Africa Government International Bond,
USD	100	6.25%, 03/08/2041	123,130

			5,094,802

TURKEY - 3.9%
		Turkey Government Bond,
TRY	5,200	9.00%, 01/27/2016	3,187,264
		Turkey Government Bond,
TRY	800	10.50%, 01/15/2020	553,120
		Turkey Government International Bond,
USD	200	5.63%, 03/30/2021	232,984
		Turkey Government International Bond,
USD	560	6.25%, 09/26/2022	683,200
		Turkey Government International Bond,
USD	300	7.50%, 11/07/2019	381,000

			5,037,568

UNITED KINGDOM - 15.1%
		United Kingdom Gilt,
GBP	1,180	8.00%, 09/27/2013	1,964,380
		United Kingdom Gilt,
GBP	3,000	8.00%, 12/07/2015	5,775,832
		United Kingdom Treasury Gilt,
GBP	6,205	4.25%, 12/07/2049	11,573,465

			19,313,677

URUGUAY - 1.0%
		Uruguay Government International Bond,
UYU	11,045	4.25%, 04/05/2027 (f)	694,139
		Uruguay Government International Bond,
UYU	9,658	5.00%, 09/14/2018 (f)	590,147

			1,284,286

VENEZUELA - 2.1%
		Venezuela Government International Bond,
USD	1,080	5.75%, 02/26/2016 (d)	1,044,900
		Venezuela Government International Bond,
USD	650	7.65%, 04/21/2025	591,500
		Venezuela Government International Bond,
USD	200	7.75%, 10/13/2019 (d)	193,300
		Venezuela Government International Bond,
USD	500	11.95%, 08/05/2031 (d)	573,750
		Venezuela Government International Bond,
USD	240	12.75%, 08/23/2022 (d)	288,000

			2,691,450

VIETNAM - 0.2%
		Vietnam Government International Bond,
USD	220	6.88%, 01/15/2016 (d)	242,000

Total Government Bonds - 102.3% (cost $113,079,445)			130,843,038

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENT - 1.0%
UNITED STATES - 1.0%
USD	1,296	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 01/31/2013, due 02/01/2013 in the amount of $1,296,000 collateralized by $1,320,000 U.S. Treasury Bonds, 3.13% maturing 11/15/2041; value $1,325,887	$1,296,000

Total Short-Term Investment - 1.0% (cost $1,296,000)			1,296,000

Total Investments - 127.2% (cost $142,383,646)			162,643,054

Liabilities in Excess of Other Assets - (27.2)%			(34,818,405)

Net Assets - 100.0%			$127,824,649

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

GBP - British Pound Sterling

HUF - Hungarian Forint

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RUB - New Russian Ruble

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2013.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a restricted security, see Note (c).

(e)	This security is government guaranteed.

(f)	Inflation linked security.

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
South African Rand/United States Dollar
04/19/2013	JPMorgan Chase	ZAR 6,651,000	USD 749,684	$736,147	$(13,537)

				$736,147	$(13,537)

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
03/04/2013	JPMorgan Chase	USD 331,930	BRL 678,000	$339,484	$(7,554)
United States Dollar/British Pound
04/19/2013	UBS	USD 4,595,429	GBP 2,867,000	4,545,233	50,196

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2013

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Hungarian Forint
04/19/2013	Citibank	USD 512,540	HUF 114,161,000	$525,249	$(12,709)
United States Dollar/New Zealand Dollar
04/19/2013	UBS	USD 8,704,929	NZD 10,435,000	8,714,096	(9,167)
United States Dollar/South African Rand
04/19/2013	JPMorgan Chase	USD 738,647	ZAR 6,651,000	736,147	2,500
United States Dollar/Turkish Lira
04/19/2013	Citibank	USD 1,113,256	TRY 1,983,000	1,117,135	(3,879)

				$15,977,344	$19,387

At January 31, 2013, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	20,000,000	11/01/2013	Barclays Bank	Receive	3-month LIBOR Index	0.34%	$(3,307)
USD	20,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	92,013

							$88,706

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments

As of January 31, 2013, 68.3% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s or Moody’s Investors Service, Inc., or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of January 31, 2013, compared with the previous three and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*	CCC*
Date	%	%	%	%	%	%	%
January 31, 2013	44.2	17.3	6.8	15.0	11.1	5.5	0.1
October 31, 2012	43.3	18.8	6.6	16.2	8.2	6.6	0.3
January 31, 2012	43.2	20.7	8.8	12.0	8.8	6.5	0.0

*	Below investment grade

Geographic Composition

The Fund’s investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. The table below shows the geographical composition (with U.S. Dollar-denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of January 31, 2013, compared with the previous three and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
January 31, 2013	73.0	13.7	13.3
October 31, 2012	73.6	13.0	13.4
January 31, 2012	76.2	11.6	12.2

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of January 31, 2013, compared with the previous three and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
January 31, 2013	90.6	5.8	3.6
October 31, 2012	92.5	4.4	3.1
January 31, 2012	96.2	2.3	1.5

Maturity Composition

As of January 31, 2013, the average maturity of the Fund’s total investments was 9.3 years, compared with 9.9 years at October 31, 2012 and 10.7 years at January 31, 2012. The table below shows the maturity composition of the Fund’s investments as of January 31, 2013, compared with the previous three and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
January 31, 2013	25.7	13.7	34.9	25.7
October 31, 2012	18.9	17.2	36.2	27.7
January 31, 2012	19.1	13.9	28.6	38.4

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are determined as Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity
Forward foreign currency contracts	Forward exchange rate quotations
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Corporate Bonds	$—	$30,504,016	$—
Government Bonds	—	130,843,038	—

Total Fixed Income Investments	—	161,347,054	—
Short-Term Investment	—	1,296,000	—

Total Investments	$—	$162,643,054	$—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$52,696	$—
Interest Rate Swap Agreements	—	92,013	—

Total Other Financial Instruments	$—	$144,709	$—

Total Assets	$—	$162,787,763	$—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(46,846)	$—
Interest Rate Swap Agreements	—	(3,307)	—

Total Liabilities – Other Financial Instruments	$—	$(50,153)	$—

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended January 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $1,296,000 as of January 31, 2013.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the “Valuation Time,” as provided by an independent pricing service approved by the Board. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(g) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a monthly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2013

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Federal Income Taxes:

At January 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$154,359,709	$10,687,749	$(2,404,404)	$8,283,345

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: March 26, 2013